Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107
Foreign exchange translation adjustment	—	(396)	(94)	(490)
Balance at December 31, 2024	551	21,019	2,047	23,617
Foreign exchange translation adjustment	—	1,599	169	1,768
Balance at December 31, 2025	551	22,618	2,216	25,385

Customer Relationship Intangible Assets

	December 31, 2025			December 31, 2024
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(22,156)	7,629	29,785	(20,727)	9,058
Cayman	16,517	(11,068)	5,449	16,517	(9,967)	6,550
Channel Islands and the UK	97,860	(69,113)	28,747	97,860	(67,760)	30,100
Other	24,923	(5,336)	19,587	24,923	(4,639)	20,284
Total	169,085	(107,673)	61,412	169,085	(103,093)	65,992
Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

During the years ended December 31, 2025 and December 31, 2024, no new customer intangible assets were acquired. During the years ended December 31, 2025 and December 31, 2024, no amounts were written off. The amortization expense amounted to $8.0 million (December 31, 2024: $8.0 million, December 31, 2023: $5.7 million) and the foreign exchange translation adjustment increased the net carrying amount by $3.4 million (December 31, 2024: decreased by $1.3 million, December 31, 2023: increased by $1.7 million). The estimated total amortization expense for each year ending December 31, 2026 to 2030 are respectively: $8.7 million, $8.7 million, $8.7 million, $8.1 million and $7.1 million.